Commitments for Expenditure - Summary of Commitments For Acquisition of Property, Plant and Equipment (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Purchase of cable (PVC, 1C, 2000SQ) 153,000M and others (Shin-Bupyung-Youngseo)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	₩ 57,226	₩ 57,226
Commitments for expenditure remaining liability balances	417	417
Purchase of GIS (362kV, 6300A, 63kA) 23CB – Youngseo S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,081	37,168
Commitments for expenditure remaining liability balances	8,394	15,109
Purchase of GIS (362kV, 6300A, 63kA) 27CB – Kwangyang S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,744	37,744
Commitments for expenditure remaining liability balances	140	140
Purchase of cable (PVC, 1C, 2500SQ) 100,548M and others (Kyungin Construction)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	58,271	58,271
Commitments for expenditure remaining liability balances	746	746
Purchase of GIS (362kV, 6300A, 63kA) 25CB – Migeum S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	35,282	35,282
Commitments for expenditure remaining liability balances	4,749	13,476
Purchase of cable (PVC, 1C, 2000SQ) 5,862M and others (Baekun-Gwangyanghang)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	35,016	35,016
Commitments for expenditure remaining liability balances	703	703
Purchase of cable (PVC, 1C, 2500SQ) 57,868M and others (Goduk-Seoansung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,937	40,937
Commitments for expenditure remaining liability balances	654	654
Purchase of cable (PVC, 1C, 2000SQ) 87,732M and others (Eulwangboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,446	36,446
Commitments for expenditure remaining liability balances	1,015	1,015
Purchase of GIS (362kV,6300A,63kA) Type 18 – Wolsung S/Y
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	33,057	33,057
Commitments for expenditure remaining liability balances	16,045	16,045
System stabilization ESS equipment (Bubuk S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	221,939	221,939
Commitments for expenditure remaining liability balances	42,137	42,137
System stabilization ESS equipment (Yeongcheon S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	72,779	72,779
Commitments for expenditure remaining liability balances	16,975	16,975
System stabilization ESS equipment (Yesan S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	56,174	56,174
Commitments for expenditure remaining liability balances	11,471	11,471
System stabilization ESS equipment (Hamyang S/S) Type 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	35,764	35,764
Commitments for expenditure remaining liability balances	11,468	11,468
Concrete pole (10M, general purpose, 500KGF) 90,000 ea and four other equipment
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	59,473
Commitments for expenditure remaining liability balances	0	36,464
Purchase of cable (PVC, 1C, 2500SQ) 53,856M and others (Shinchungjuboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	31,925
Commitments for expenditure remaining liability balances	0	7,756
Purchase of GIS (362kV, 6300A, 63kA) Type 31 – East Seoul S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	38,520	39,060
Commitments for expenditure remaining liability balances	38,520	39,060
Purchase of cable (PVC, 1C, 2000SQ) 68,613M and others (Dongducheon-Yangju)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,933	40,933
Commitments for expenditure remaining liability balances	15,651	28,790
Purchase of HVDC cable (PE, 2500SQ) 31,551M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,323	40,323
Commitments for expenditure remaining liability balances	31,810	40,323
Purchase of HVDC cable (PE, 2500SQ) 30,883M and others
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,130	40,130
Commitments for expenditure remaining liability balances	31,505	40,130
Stationary reactive power compensation device (Phase 3, ±500MVAR) – Shin Jecheon S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	39,300	39,300
Commitments for expenditure remaining liability balances	39,300	39,300
Stationary reactive power compensation device (STATCOM, phase 3, ±500MVAR) – East coast #1C/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,600	37,600
Commitments for expenditure remaining liability balances	37,600	37,600
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 1,031,728 EA - Annual Unit Price
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	43,054
Commitments for expenditure remaining liability balances	0	38,404
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Gapyeong S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,590	40,590
Commitments for expenditure remaining liability balances	40,590	40,590
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) – Shin Namwon S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	37,100	37,100
Commitments for expenditure remaining liability balances	37,100	37,100
Steel Pipe Towers (500kV HVDC), 6,105 tons – Donghae–Shingapyeong (Section 2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	32,381	25,214
Commitments for expenditure remaining liability balances	11,453	25,214
Steel Pipe Towers (500kV HVDC), 6,143 tons – Donghae–Shingapyeong (Section 3)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,184	25,372
Commitments for expenditure remaining liability balances	14,490	25,372
Purchase of GIS (362kV, 6300A, 63kA) Type 16 and others -East coast #1C/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	41,000	0
Commitments for expenditure remaining liability balances	40,700	0
Purchase of cable (PVC, 1C, 2500SQ) 55,593M and others (Shin Anseong–Dong Yongin)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	38,086	0
Commitments for expenditure remaining liability balances	10,334	0
Concrete pole (10M, general purpose, 500KGF) 70,000 ea and five other equipment [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	31,838	0
Commitments for expenditure remaining liability balances	18,411	0
AMIGO, 1P2W, 60(5)A, Electronic, Class 1.0, 220V, 709,616 units – Annual Unit Price (General)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	40,475	0
Commitments for expenditure remaining liability balances	29,546	0
AMIGO, 3P4W, 120(10)A, Electronic, Class 1.0, 220V, 422,751 units – Annual Unit Price (General)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	42,252	0
Commitments for expenditure remaining liability balances	12,262	0
Purchase of cable (PVC, 1C, 2000SQ) 74,647M and others (East Seoul#2-Tancheon)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	30,471	0
Commitments for expenditure remaining liability balances	30,471	0
Purchase of cable (PE,1C,2500SQ) 69,720M and others (Saemangeum-Dongbieung)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	30,607	0
Commitments for expenditure remaining liability balances	20,679	0
Stationary reactive power compensation device (Phase 3, ±500MVAR) – East coast #2C/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	36,400	0
Commitments for expenditure remaining liability balances	36,400	0
Purchase of GIS (800KV,8000A,50KA) Type 7– Dangjin Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	63,903	0
Commitments for expenditure remaining liability balances	63,903	0
765kV Power Transformer 3Bank(15Tank) - Dangjin Thermal Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	61,100	0
Commitments for expenditure remaining liability balances	61,100	0
Purchase of cable (PVC, 1C, 2000SQ) 61,641M and others (Shin Gangseoboonki)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	52,204	0
Commitments for expenditure remaining liability balances	52,204	0
Stationary reactive power compensation device (STATCOM/Phase 3, ±500MVAR) Type2- Shin Okcheon S/S
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	58,650	0
Commitments for expenditure remaining liability balances	58,650	0
Construction of Saeul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	11,718,217	11,718,217
Commitments for expenditure remaining liability balances	921,006	1,748,342
Construction of Shin-Hanul Units (#3,4)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	12,343,245	12,343,245
Commitments for expenditure remaining liability balances	10,205,627	10,964,638
Other 55 contracts
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	2,245,116	2,033,913
Commitments for expenditure remaining liability balances	1,583,953	1,744,217
Purchase of equipment for the construction project of Boryeong indoor coal storage yard
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	371,978	357,479
Commitments for expenditure remaining liability balances	134,735	241,751
Purchase of main machine for Boryeong New Complex Unit 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	282,623	286,299
Commitments for expenditure remaining liability balances	29,970	177,988
Boryeong New Complex Unit 1 Construction Project
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	221,475	202,552
Commitments for expenditure remaining liability balances	93,617	161,753
Haman Combined Power Block Conditional Purchase Agreement
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	586,983	581,790
Commitments for expenditure remaining liability balances	514,447	543,509
Purchase of gas turbine and turbine equipment of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	123,989	123,495
Commitments for expenditure remaining liability balances	9,820	15,603
Purchase of steam turbine, HRSG and POWER BLOCK of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	220,864
Commitments for expenditure remaining liability balances	0	101
Construction of Gimpo combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	223,697	223,660
Commitments for expenditure remaining liability balances	7,184	8,795
Purchase of gas turbines, steam turbines, and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	198,029	198,029
Commitments for expenditure remaining liability balances	18,973	29,417
Purchase of heat recovery boiler and accessories for Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	65,918	65,918
Commitments for expenditure remaining liability balances	9,336	12,574
Construction of Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	301,684	246,110
Commitments for expenditure remaining liability balances	24,569	96,708
Installation of natural gas supply facility at Gumi natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	0	83,801
Commitments for expenditure remaining liability balances	0	45,019
Construction of Gongju natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	224,392	203,849
Commitments for expenditure remaining liability balances	120,972	190,840
Purchase of natural gas main machine and accessories at Gongju natural gas power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	310,322	305,829
Commitments for expenditure remaining liability balances	257,822	273,338
Purchase of main equipment and ancillary facilities for the Yeosu Natural Gas Power Plant. [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	288,250	0
Commitments for expenditure remaining liability balances	232,221	0
Purchase of gas turbines and accessories for Asan combined heat & power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	123,000	0
Commitments for expenditure remaining liability balances	123,000	0
Purchase of coal handling machine for construction of Samcheok Units (#1,2)
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	327,569	326,395
Commitments for expenditure remaining liability balances	2,110	5,905
Purchase of main equipment for Shin-Sejong combined thermal power plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	234,392	234,392
Commitments for expenditure remaining liability balances	2,862	2,670
Hadong Thermal Power Plant Indoor Coal Storage Yard Residual Project Purchase [Member]
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	61,859	0
Commitments for expenditure remaining liability balances	49,504	0
Purchase of Samcheok hydrogen compound co-firing facility infrastructure
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	128,820	128,820
Commitments for expenditure remaining liability balances	64,989	90,876
Construction of Andong Combined Unit 2 Power Plant
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	185,647	181,593
Commitments for expenditure remaining liability balances	132,297	175,029
Purchase of main equipment for Andong Combined Unit 2
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	279,771	279,773
Commitments for expenditure remaining liability balances	125,852	230,694
Service of designing Hadong Combined Unit 1
Disclosure of Commitments for Expenditure [Line Items]
Commitments for Expenditure amounts	32,289	31,593
Commitments for expenditure remaining liability balances	₩ 26,988	₩ 26,351